UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash Flows from Operating Activities:
Net loss	$ (147,067)	$ (485,521)
Adjustments to reconcile net loss to net cash (used in)/provided by operating activities:
Depreciation of property and equipment	4,187	4,694
Impairments	0	4,914
Amortization of internal use software and other intangible assets	21,136	28,098
Gain on sale of loans, net	(44,032)	(42,809)
Non-cash interest and amortization of debt issuance costs and discounts	4,472	6,043
Other non-cash adjustments	0	2,147
Change in fair value of warrants	(927)	(861)
Change in fair value of convertible preferred stock warrants	0	(266)
Change in fair value of bifurcated derivative	0	236,603
Stock-based compensation	21,812	47,879
(Recovery of)/Provision for loan repurchase reserve	(10,168)	178
Provision for credit losses	1,138	0
Change in fair value of derivatives	(3,651)	(819)
Change in fair value of mortgage loans held for sale	(4,666)	6,070
Change in operating lease of right-of-use assets	(4,321)	3,484
Change in operating assets and liabilities:
Originations of mortgage loans held for sale	(2,676,979)	(2,607,781)
Proceeds from sale of mortgage loans held for sale	2,554,975	2,728,150
Operating lease liabilities	(5,540)	(8,706)
Other receivables, net	(450)	5,567
Prepaid expenses and other assets	14,769	14,156
Accounts payable and accrued expenses	(2,111)	2,059
Escrow payable and other customer accounts	1,360	(4,848)
Other liabilities	2,118	(17,847)
Net cash used in operating activities	(273,945)	(79,416)
Cash Flows from Investing Activities:
Purchase of property and equipment	(2,917)	(332)
Proceeds from sale of property and equipment	0	643
Capitalization of internal use software	(4,132)	(8,563)
Acquisitions of businesses, net of cash acquired	0	(12,713)
Maturities of short-term investments	139,901	12,324
Purchase of short-term investments	(167,426)	(33,425)
Origination of loans held for investment	(79,715)	0
Principal payments received on loans held for investment	2,464	0
Net cash used in investing activities	(111,825)	(42,066)
Cash Flows from Financing Activities:
Issuance of convertible notes (issued to a related party. See Note 10)	0	528,585
Principal payments on convertible notes	(1,103)	0
Exercise of convertible preferred stock warrants	0	1,460
Proceeds from Business Combination	0	21,616
Proceeds from issuance of common stock	0	16,351
Net borrowings/(repayments) on warehouse lines of credit	8,263	(70,513)
Repayments on finance lease liabilities	0	(1,062)
Net increase (decrease) in customer deposits	85,943	(2,466)
Repayments on corporate line of credit	0	(146,449)
Payment of debt issuance costs	0	(3,561)
Payment of equity financing costs	0	(13,375)
Proceeds from exercise of stock options	5	343
Net cash provided by/(used in) financing activities	93,108	330,929
Effects of currency translation on cash, cash equivalents, and restricted cash	1,675	(941)
Net (Decrease)/Increase in Cash, Cash Equivalents, and Restricted Cash	(290,987)	208,506
Cash, cash equivalents, and restricted cash—Beginning of period	528,066	346,065
Cash, cash equivalents, and restricted cash—End of period	237,079	554,571
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents, end of period	207,673	526,765
Restricted cash, end of period	29,406	27,806
Total cash, cash equivalents and restricted cash, end of period	237,079	554,571
Supplemental Disclosure of Cash Flow Information:
Interest paid	2,594	12,008
Income taxes paid/(refunded)	548	(5,886)
Non-Cash Investing and Financing Activities:
Capitalization of stock-based compensation related to internal use software	1,309	5,100
Vesting of stock options early exercised in prior periods	1,524	195
Vesting of common stock issued via notes receivable from stockholders	884	3,395
Settlement of notes receivable from stockholders	1,846	0
Reduction of lease liability via modification	20,839	0
Acquisition earnout	0	3,430
Forgiveness of notes receivable from stockholders	$ 0	$ 46,350